Premises and Equipment	12 Months Ended
Sep. 30, 2012
Premises and Equipment

Note 9: Premises and Equipment

Premises and equipment at September 30, 2012 and 2011 is summarized as follows:

	September 30,
	2012	2011
Land	$6,882,381	$6,399,132
Buildings and improvements	18,564,624	17,001,254
Furniture, fixtures, and equipment	6,470,985	5,697,504
Construction in progress	90,248	—

	32,008,238	29,097,890
Less accumulated depreciation	8,397,596	7,332,592

	$23,610,642	$21,765,298

Depreciation expense for premises and equipment for the years ended September 30, 2012, 2011, and 2010, was $1,235,436, $1,096,342, and $914,022, respectively.